Large Cap Core Fund Summary

Class/Ticker: Class A - EGOAX; Class C - EGOCX

Summary Prospectus

March 27, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2014 as supplemented March 27, 2015, and statement of additional information ("SAI"), dated December 1, 2014 as supplemented January 2, 2015 and March 27, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 63 and 65 of the Prospectus and "Additional Purchase and Redemption Information" on page 55 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.29%	2.04%
Fee Waivers	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.14%	1.89%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$292	$192
3 Years	$947	$625	$625
5 Years	$1,228	$1,084	$1,084
10 Years	$2,030	$2,357	$2,357

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

    up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

  We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

  We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

  In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

  Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

  Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns for Class A as of 12/31 each year
  (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2012	+15.12%
Lowest Quarter: 4th Quarter 2008	-19.71%
Year-to-date total return as of 9/30/2014 is 9.40%

Average Annual Total Returns for the periods ended 12/31/2013 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class A (before taxes)	12/17/2007	30.92%	15.15%	4.82%
Class A (after taxes on distributions)	12/17/2007	30.72%	15.00%	4.68%
Class A (after taxes on distributions and the sale of Fund Shares)	12/17/2007	17.66%	12.24%	3.77%
Class C (before taxes)	12/17/2007	36.93%	15.64%	5.10%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007 John R. Campbell, CFA, Portfolio Manager / 2015

  Purchase and Sale of Fund Shares

  In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

  Minimum Initial Investment
  Regular Accounts: $1,000
  IRAs, IRA Rollovers, Roth IRAs: $250
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

  Minimum Additional Investment
  Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
  UGMA/UTMA Accounts: $50
  Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  Large Cap Core Fund Summary

  Class/Ticker: Administrator Class - WFLLX

  Summary Prospectus

  March 27, 2015

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2014 as supplemented March 27, 2015, and statement of additional information ("SAI"), dated December 1, 2014 as supplemented January 2, 2015 and March 27, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks long-term capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$336
5 Years	$600
10 Years	$1,354

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

      up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

    We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

    We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

    In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

    Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

    Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

    Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Administrator Class

Highest Quarter: 1st Quarter 2012	+15.24%
Lowest Quarter: 4th Quarter 2008	-19.61%
Year-to-date total return as of 9/30/2014 is +9.61%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Administrator Class (before taxes)	7/16/2010	39.32%	16.77%	6.04%
Administrator Class (after taxes on distributions)	7/16/2010	39.05%	16.57%	5.86%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	22.47%	13.61%	4.75%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007 John R. Campbell, CFA, Portfolio Manager / 2015

    Purchase and Sale of Fund Shares

    Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    Large Cap Core Fund Summary

    Class/Ticker: Institutional Class - EGOIX

    Summary Prospectus

    March 27, 2015

Link to Prospectus	Link to SAI

    Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2014 as supplemented March 27, 2015, and statement of additional information ("SAI"), dated December 1, 2014 as supplemented January 2, 2015 and March 27, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

    Investment Objective

    The Fund seeks long-term capital appreciation.

    Fees and Expenses

    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.66%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

    Example of Expenses

    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$67
3 Years	$254
5 Years	$457
10 Years	$1,042

    Portfolio Turnover

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

    Principal Investment Strategies

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

        up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

      We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

      We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

      In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

      Principal Investment Risks

      An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

      Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

      Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

      Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

      Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

      Performance

      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

      Calendar Year Total Returns as of 12/31 each year
      Institutional Class

Highest Quarter: 1st Quarter 2012	+15.26%
Lowest Quarter: 4th Quarter 2008	-19.56%
Year-to-date total return as of 9/30/2014 is +9.84%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Institutional Class (before taxes)	12/17/2007	39.62%	17.03%	6.28%
Institutional Class (after taxes on distributions)	12/17/2007	39.28%	16.80%	6.07%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	12/17/2007	22.68%	13.83%	4.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

      Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007 John R. Campbell, CFA, Portfolio Manager / 2015

      Purchase and Sale of Fund Shares

      Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

      Tax Information

      Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

      Payments to Broker-Dealers and Other Financial Intermediaries

      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

      Large Cap Core Fund Summary

      Class/Ticker: Investor Class - WFLNX

      Summary Prospectus

      March 27, 2015

Link to Prospectus	Link to SAI

      Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus"), dated December 1, 2014 as supplemented March 27, 2015, and statement of additional information ("SAI"), dated December 1, 2014 as supplemented January 2, 2015 and March 27, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

      Investment Objective

      The Fund seeks long-term capital appreciation.

      Fees and Expenses

      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.70%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.20%
1.	The Adviser has contractually committed through November 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

      Example of Expenses

      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$413
5 Years	$725
10 Years	$1,611

      Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

      Principal Investment Strategies

      Under normal circumstances, we invest:

        at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

          up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

        We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was approximately $3.57 billion to $633.4 billion, as of October 31, 2014, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.

        We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of large-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile.

        In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

        Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

        Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns as of 12/31 each year
        Investor Class

Highest Quarter: 1st Quarter 2012	+15.12%
Lowest Quarter: 4th Quarter 2008	-19.67%
Year-to-date total return as of 9/30/2014 is +9.31%

Average Annual Total Returns for the periods ended 12/31/2013
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Investor Class (before taxes)	7/16/2010	38.88%	16.38%	5.69%
Investor Class (after taxes on distributions)	7/16/2010	38.71%	16.23%	5.54%
Investor Class (after taxes on distributions and the sale of Fund Shares)	7/16/2010	22.14%	13.28%	4.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		32.39%	17.94%	6.48%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

        Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	Jeff C. Moser, CFA, Portfolio Manager / 2007 John R. Campbell, CFA, Portfolio Manager / 2015

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

        Minimum Initial Investment
        Regular Accounts: $2,500
        IRAs, IRA Rollovers, Roth IRAs: $1,000
        UGMA/UTMA Accounts: $1,000
        Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
         Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
        UGMA/UTMA Accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI